Deferred Tax Assets and Liabilities - Summary of Movement in Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ (178,087)	$ (188,604)
Deferred tax expense recognized in income or loss	(181)	12,981
Deferred tax recognized in directly in equity	1,401	(1,052)
Acquired in business combinations	(226,314)	(1,412)
Ending Balance	(403,181)	(178,087)
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(73,496)	(78,801)
Deferred tax expense recognized in income or loss	6,443	11,396
Deferred tax recognized in directly in equity	(790)	(880)
Acquired in business combinations	(11,045)	(5,211)
Ending Balance	(78,888)	(73,496)
Long-Term Debt
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	4,852	5,886
Deferred tax expense recognized in income or loss	3,158	(1,104)
Deferred tax recognized in directly in equity	15	70
Ending Balance	8,025	4,852
Employee Benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	10,634	7,449
Deferred tax expense recognized in income or loss	3,124	2,387
Deferred tax recognized in directly in equity	13,384	798
Acquired in business combinations	16,679
Ending Balance	43,821	10,634
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	15,151	9,874
Deferred tax expense recognized in income or loss	14,499	5,191
Deferred tax recognized in directly in equity	13	86
Acquired in business combinations	13,237
Ending Balance	42,900	15,151
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	94	14,603
Deferred tax expense recognized in income or loss	(237)	(14,396)
Deferred tax recognized in directly in equity	(210)	(113)
Acquired in business combinations	11,666
Ending Balance	11,313	94
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(108)	(1,358)
Deferred tax expense recognized in income or loss	(893)	735
Deferred tax recognized in directly in equity	(1,916)	545
Acquired in business combinations	0	(30)
Ending Balance	(2,917)	(108)
Net Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(220,960)	(230,951)
Deferred tax expense recognized in income or loss	25,913	17,190
Deferred tax recognized in directly in equity	11,897	(546)
Acquired in business combinations	(195,777)	(6,653)
Ending Balance	$ (378,927)	$ (220,960)